Equity (Details) - Schedule of the Information Relating to Non-Controlling Interests - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Information Relating to Non-Controlling Interests [Abstract]
Non-current assets	$ 6	$ 10
Current assets	247	428
Current liabilities	(23,419)	(17,240)
Net assets	(23,166)	(16,802)
Net assets attributable to non-controlling interests	(355)	(258)
Loss for the year	6,365	5,983
Loss allocated to non-controlling interests	$ 97	$ 92